UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5785
                                                     ---------------------

                    Colonial Investment Grade Municipal Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Russell L. Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3363
                                                           -------------------

                  Date of fiscal year end: November 30, 2003
                                           ------------------

                  Date of reporting period: May 31, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


COLONIAL INVESTMENT GRADE MUNICIPAL TRUST         SEMIANNUAL REPORT

MAY 31, 2003


[photo of domed building]

PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
The US bond market continued to reward investors with solid returns for the period covered by this report. As key economic indicators sent mixed signals, the US economy continued to struggle and interest rates declined. In November, the Federal Reserve Board lowered a key short-term interest rate--the federal funds rate--to 1.25%, a new low.1 The yield on the 10-year US Treasury bond fell to a 45-year low of 3.3% near the end of the period. Although the environment was favorable to bonds, declining interest rates and relatively low inflation raised the fear that deflation, which hasn't been seen since the 1930s, would return.

Bonds reported gains across all sectors. Leadership rotated from higher quality bonds, which were the top performers in the previous period, to lower quality bonds. However, in the municipal sector, higher quality bonds outperformed high-yield issues. Taxable corporate and high-yield bonds also rebounded as investors became more willing to take on risk.

The following report will provide you with more detailed information about the trust's performance and the investment strategies used by portfolio manager Maureen Newman. For more information, please contact your financial advisor.

CONSOLIDATION AND A NEW NAME: COLUMBIA
On April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objectives of your trust and is the next step in our efforts to create a consistent identity and to streamline our organization. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

As always, we thank you for choosing Colonial Investment Grade Municipal Trust and for giving us the opportunity to help you build a strong financial future.

/s/ Joseph R. Palombo

Joseph R. Palombo
President




--------------------------------------------------------------------------------
MEET THE NEW PRESIDENT

Joseph R. Palombo is president of the Trust. He is also president and chairman of the Board of Trustees for Liberty Funds and chief operating officer and executive vice president of Columbia Management Advisors, Inc. (Columbia Management). Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.
--------------------------------------------------------------------------------



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


1 On June 25, 2003, the Federal Reserve Board cut the federal funds rate to
  1.00%.


Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT


For the six-month period ended May 31, 2003, Colonial Investment Grade Municipal Trust returned 10.14%, based on net asset value. The trust did better than its peer group, the Lipper General Municipal Debt Funds (Leveraged) Category, which averaged a return of 9.31% for the same period.1

Municipal bonds, especially high-grade insured issues, rose in value as disappointing economic news and rising jobless claims drove interest rates lower. The trust benefited from its stake in zero coupon municipal bonds, which did especially well. Zero coupon bonds pay no interest and are purchased at a steep discount. These bonds appreciate to face value at maturity. They tend to outperform when interest rates are falling. The trust's preferred shares, which represent about one-third of total assets, also helped performance. The trust used the leverage provided by its preferred shares to invest in longer-term bonds that earned higher income than the short-term variable rate that the preferred shares paid out. US Airways bonds posted strong gains, while United Airlines (0.4% and 0.1% of net assets, respectively) and tobacco bonds faltered.2 Deterring performance to some extent were short positions in US Treasury futures contracts, which are employed to reduce the overall duration of the trust.

About 90% of the trust's assets remained in investment grade issues. New additions included utilities such as Portland General, Pacificorp, and North Carolina Eastern Municipal Power (0.1%, 0.3% and 0.2% of net assets, respectively). These bonds offered attractive yields and relatively short maturities. We slowed our buying in health care, where cutbacks in Medicaid reimbursements have hurt nursing home and hospital bonds. To keep the trust's yield strong, we also added small positions in various high-yield, non-investment grade bonds.

We expect bonds to do well as the economy slowly recovers and inflation remains tame. Demand will most likely remain strong for municipal bonds, which ended the period looking attractively priced compared to US Treasuries. We plan to remain focused on essential services bonds, which are backed by revenues from user fees. We also expect to continue to add small stakes in high-yield issues.

/s/ Maureen G. Newman

Maureen G. Newman is the portfolio manager of Colonial Investment Grade Municipal Trust and a senior vice president of Columbia Management Advisors, Inc. Ms. Newman received her BA in economics from Boston College and her MBA from Babson College. She is a Chartered Financial Analyst, a member of the Boston Security Analysts Society and former chairman of the National Federation of Municipal Analysts.




-------------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the trust.

2  Holdings are disclosed as of May 31, 2003, and are subject to change.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale.

Tax-exempt investing offers current tax-free income, but it also involves certain risks. The value of the trust shares will be affected by interest rate changes and the creditworthiness of issues held in the trust. Investing in high yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer and rising interest rates. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.



PRICE PER SHARE
AS OF 5/31/03 ($)

Net asset value         11.77
-----------------------------
Market price            10.80
-----------------------------

SIX-MONTH TOTAL RETURNS (%)

Net asset value         10.14
-----------------------------
Market price            10.57
-----------------------------


DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/1/02-5/31/03 ($)

                         0.34
-----------------------------

A portion of the trust's income may be subject to the alternative minimum tax. The trust may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the trust's ordinary income, and any market discount is taxable when distributed.

QUALITY BREAKDOWN
AS OF 5/31/03 (%) (UNAUDITED)

AAA                            60.6
-----------------------------------
AA                             15.8
-----------------------------------
A                               5.0
-----------------------------------
BBB                             7.7
-----------------------------------
BB                              1.1
-----------------------------------
Non-rated                       8.2
-----------------------------------
Cash equivalents                1.6
-----------------------------------


TOP 10 INDUSTRY SECTORS
AS OF 5/31/03 (%) (UNAUDITED)

Local general obligations      18.3
-----------------------------------
State appropriated              8.7
-----------------------------------
Hospitals                       6.9
-----------------------------------
Education                       6.2
-----------------------------------
Investor owned utilities        6.2
-----------------------------------
Refunded/escrowed               5.7
-----------------------------------
State general obligations       5.2
-----------------------------------
Special non-property tax        4.8
-----------------------------------
Water & sewer                   4.1
-----------------------------------
Toll facilities                 4.1
-----------------------------------

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Sector breakdowns are calculated as a percentage of net assets.

Because the trust is actively managed, there can be no guarantee that the trust will continue to maintain this quality breakdown or invest in these sectors in the future.

INVESTMENT PORTFOLIO

May 31, 2003 (Unaudited)


MUNICIPAL BONDS - 97.4%                    PAR        VALUE
-----------------------------------------------------------
EDUCATION - 7.1%
EDUCATION - 6.2%
AL University of South Alabama,
   Series 1999,
     (a) 11/15/18                   $2,500,000  $ 1,326,900
IL Chicago, State University Auxiliary
   Facilities, Series 1998,
     5.500% 12/01/23                 1,085,000    1,282,578
MA State Health & Educational
   Facilities Authority, Brandeis
   University, Series 1998 I,
     4.750% 10/01/28                   500,000      509,775
MA State Industrial Finance Agency,
   Tabor Academy, Series 1998,
     5.400% 12/01/28                 1,000,000    1,027,290
MN University of Minnesota:
   Series 1996 A,
     5.750% 07/01/14                   500,000      613,995
   Series 1999 A,
     5.500% 07/01/21                 2,000,000    2,392,120
MO State Health & Educational
   Facilities Authority, Central Institute
   for the Deaf, Series 1999,
     5.850% 01/01/22                   600,000      663,618
NY St. Lawrence County Industrial
   Development Agency,
   St. Lawrence University, Series 1998 A,
     5.500% 07/01/13                 1,465,000    1,694,888
TX Texas Tech University,
   Series 1999,
     5.000% 02/15/29                 2,500,000    2,572,150
                                               ------------
                                                 12,083,314
                                               ------------
STUDENT LOAN - 0.9%
NE Nebhelp, Inc., Series 1993 A-6,
     6.450% 06/01/18                 1,500,000    1,757,235
                                               ------------

-----------------------------------------------------------
HEALTH CARE - 10.4%
CONGREGATE CARE RETIREMENT - 1.0%
CA La Verne Certificates
   of Participation,
   Brethren Hillcrest Home,
   Series 2003 B,
     6.625% 02/15/25                   350,000      354,504
CT State Development Authority,
   Elim Park Baptist, Inc.,
   Series 2003,
     5.750% 12/01/23                   250,000      260,607
FL Capital Projects Finance Authority,
   Glenridge on Palmer Ranch,
   Series 2002 A,
     8.000% 06/01/32                   500,000      510,105
HI State Department of Budget & Finance,
   Kahala Nui Project,
   Series 2003 A:
     7.875% 11/15/23                   250,000      251,385
     8.000% 11/15/33                   250,000      254,992




                                           PAR        VALUE
-----------------------------------------------------------
TX Abilene Health Facilities Development
   Corp., Sears Methodist Retirement
   Obligation Group,
   Series 2003 A,
     7.000% 11/15/33                 $ 200,000  $   201,370
                                               ------------
                                                  1,832,963
                                               ------------
HOSPITALS - 6.9%
FL Citrus County Hospital Board,
   Citrus Memorial Hospital,
   Series 2002,
     6.375% 08/15/32                   350,000      366,677
FL Orange County Health Facilities Authority,
   Orlando Regional Healthcare System:
   Series 1996 C,
     6.250% 10/01/13                   720,000      903,982
   Series 1999,
     6.000% 10/01/26                   175,000      185,376
   Series 2002,
     5.750% 12/01/32                   150,000      158,312
FL South Broward Hospital District,
   Series 2002,
     5.625% 05/01/32                 1,000,000    1,066,900
IL Southwestern Illinois Development
   Authority, Anderson Hospital,
   Series 1999,
     5.375% 08/15/15                   380,000      391,894
IL State Development Finance Authority,
   Adventist Health System, Series 1999,
     5.500% 11/15/20                   900,000      933,111
IL State Health Facilities Authority,
   Swedish American Hospital, Series 2000,
     6.875% 11/15/30                   500,000      552,015
KS University Hospital Authority,
   Kansas University Health System,
   Series 2002,
     5.625% 09/01/32                   500,000      526,665
LA Jefferson Parish Hospital Service
   District 2, Series 1998,
     5.250% 07/01/12                 1,000,000    1,113,140
LA State Public Facilities Authority,
   Touro Infirmary, Series 1999 A,
     5.625% 08/15/29                   500,000      514,410
MA State Health & Educational Facilities
   Authority, South Shore Hospital,
   Series 1999 F,
     5.750% 07/01/29                 1,000,000    1,038,830
MD State Health & Educational
   Facilities Authority, University of
   Maryland Medical System,
   Series 2000,
     6.750% 07/01/30                   250,000      281,405
MD State Health & Higher Education
   Facilities Authority, Adventist Healthcare,
   Series 2003 A:
     5.000% 01/01/16                   250,000      253,065
     5.750% 01/01/25                   250,000      258,808



See notes to investment portfolio.

May 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
HEALTH CARE (CONTINUED)
HOSPITALS (CONTINUED)
MI Flint Hospital Building Authority,
   Hurley Medical Center, Series 1998 B,
     5.375% 07/01/28                 $ 500,000    $ 417,955
MN St. Paul Housing & Redevelopment
   Authority, Healtheast, Inc.:
   Series 1993 B,
     6.625% 11/01/17                   250,000      227,213
   Series 1997 A,
     5.700% 11/01/15                   250,000      216,150
NH Higher Educational & Health Facilities,
   Catholic Medical Center, Series 1989,
     6.125% 07/01/32                   500,000      522,585
NV Henderson, Catholic Healthcare West,
   Series 1999 A,
     6.750% 07/01/20                   500,000      541,170
SC Lexington County Health Services
   District, Inc., Hospital Revenue,
     5.500% 11/01/23                   500,000      526,735
TN Metropolitan Government, Nashville
   & Davidson Counties, Meharry Medical
   College, Series 1996,
     6.000% 12/01/16                 1,575,000    1,949,677
TX Comal County Health Facilities
   Development, McKenna Memorial,
   Series 2002 A,
     6.250% 02/01/32                   500,000      519,800
                                               ------------
                                                 13,465,875
                                               ------------
INTERMEDIATE CARE FACILITIES - 0.2%
IL State Development Finance Authority,
   Hoosier Care, Inc., Series 1999 A,
     7.125% 06/01/34                   475,000      406,419
                                               ------------

NURSING HOMES - 2.3%
AK Juneau, St. Ann's Care Center,
   Series 1999,
     6.875% 12/01/25                   500,000      513,690
CO Health Care Facilities Authority,
   Pioneer Health Care, Series 1989,
     10.500% 05/01/19                1,580,000    1,534,243
DE State Economic Development
   Authority, Churchman Village
   Project, Series 1991 A,
     10.000% 03/01/21                  905,000      979,119
PA Chester County Industrial Development
   Authority, RHA/Pennsylvania Nursing Home,
   Series 2002,
     8.500% 05/01/32                   765,000      752,462
PA Delaware County Authority,
   Main Line and Haverford Nursing,
   Series 1992,
     9.000% 08/01/22                   565,000      339,000




                                           PAR        VALUE
-----------------------------------------------------------
WI State Health & Educational Facilities
   Authority, Metro Health
   Foundation, Inc., Series 1993,
     11.000% 11/01/22 (b)           $1,300,000  $   442,000
                                               ------------
                                                  4,560,514
                                               ------------

-----------------------------------------------------------
HOUSING - 3.0%
ASSISTED LIVING/SENIOR - 0.3%
TX Bell County Health Facilities
   Development Corp., Care Institute, Inc.,
   Series 1994,
     9.000% 11/01/24                   475,000      487,925
                                               ------------

MULTI-FAMILY - 2.5%
AZ Maricopa County Industrial
   Development Authority,
   National Health Facilities II Project,
     5.100% 01/01/33                 2,500,000    2,610,525
FL Broward County Housing Finance
   Authority, Chaves Lake Apartment
   Project, Series 2000,
     7.500% 07/01/40                   500,000      513,170
FL Clay County Housing Finance Authority,
   Madison Commons Apartments,
   Series 2000 A,
     7.450% 07/01/40                   250,000      256,600
MN White Bear Lake, Birch Lake
   Townhome Project:
   Series 1989 A,
     10.250% 07/15/19                  775,000      786,858
   Series 1989 B,
     (a) 07/15/19 (c)                  675,000      457,640
Resolution Trust Corp.,
   Pass Through Certificates,
   Series 1993 A,
     8.500% 12/01/16 (d)               227,741      228,517
                                               ------------
                                                  4,853,310
                                               ------------
SINGLE FAMILY - 0.2%
CO State Housing Finance Authority,
   Series 2000 B-2,
     7.250% 10/01/31                   230,000      243,522
IL Chicago, Series 2000 A,
     7.150% 09/01/31                   200,000      210,452
                                               ------------
                                                    453,974
                                               ------------

-----------------------------------------------------------
INDUSTRIAL - 1.7%
FOOD PRODUCTS - 0.5%
NE Washington County Waste Water
   Facilities, Cargill, Inc., Series 2002,
     5.900% 11/01/27                 1,000,000    1,056,210
                                               ------------

FOREST PRODUCTS - 0.3%
MN International Falls, Boise Cascade
   Corp., Series 1999,
     6.850% 12/01/29                   500,000      507,870
                                               ------------




See notes to investment portfolio.

May 31, 2003 (Unaudited)


MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
INDUSTRIAL (CONTINUED)
MANUFACTURING - 0.8%
KS Wichita Airport Authority Facilities,
   Cessna Citation Service Center,
   Series 2002 A,
     6.250% 06/15/32                 $ 475,000    $ 493,573
MN Brooklyn Park, TL Systems Corp.,
   Series 1991,
     10.000% 09/01/16                  805,000      831,798
MO State Development Finance Board,
   Procter & Gamble Co., Series 1999,
     5.200% 03/15/29                   250,000      276,530
                                               ------------
                                                  1,601,901
                                               ------------
OIL & GAS - 0.1%
TX Gulf Coast Industrial Development
   Authority, Citgo Petroleum,
   Series 1998,
     8.000% 04/01/28                   250,000      252,955
                                               ------------

-----------------------------------------------------------
OTHER - 6.9%
OTHER - 0.4%
CA Golden State Tobacco Securitization
   Authority, Series 2003 A-1,
     6.750% 06/01/39                   250,000      234,085
SC Tobacco Settlement Revenue
   Management Authority, Series 2001 B,
     6.375% 05/15/28                   400,000      364,568
WI Badger Tobacco Asset Securitization
   Corp., Series 2002,
     6.375% 06/01/32                   250,000      223,927
                                               ------------
                                                    822,580
                                               ------------
POOL/BOND BANK - 0.8%
FL State Municipal Loan Council,
   Series 2000 A,
     (a) 04/01/21                      520,000      232,268
KS State Development Finance Authority,
   Water Pollution Control,
     5.500% 11/01/17                 1,125,000    1,356,694
                                               ------------
                                                  1,588,962
                                               ------------
REFUNDED/ESCROWED (e) - 5.7%
CA San Joaquin Hills Transportation
   Corridor Agency,
   Series 1993,
     (a) 01/01/23                    5,250,000    2,158,433
CA State Educational Facilities Authority,
   Santa Clara University, Series 1996,
     5.000% 09/01/15                   800,000      908,360
CT State Special Tax Obligation
   Infrastructure, Series 2001 A,
     5.375% 10/01/16                   500,000      592,865
DC District of Columbia,
   Series 1999 A,
     5.375% 06/01/18                   360,000      423,745




                                           PAR        VALUE
-----------------------------------------------------------
DE State Economic Development
   Authority, Osteopathic Hospital
   Association of Delaware,
   Series 1992 A,
     9.500% 01/01/22                 $ 210,000    $ 230,288
FL Orange County Health Facilities
   Authority, Orlando Regional
   Healthcare System,
   Series 1996 C,
     6.250% 10/01/13                 1,740,000    2,219,701
MA State College Building Authority,
   Series 1999 A,
     (a) 05/01/23                    2,710,000    1,095,301
MA State Development Finance Agency,
   Western New England College,
     6.125% 12/01/32                   315,000      327,490
NC Lincoln County, Lincoln County
   Hospital, Series 1991,
     9.000% 05/01/07                    85,000       99,983
NC State Municipal Power Agency,
   Catawba No. 1,  Series 1986,
     5.000% 01/02/20                 1,670,000    1,894,465
TN Shelby County, Health, Education
   & Housing Facilities Board, Open Arms
   Development Center:
   Series 1992 A,
     9.750% 08/01/19                   425,000      557,600
   Series 1992 C,
     9.750% 08/01/19                   425,000      557,715
                                               ------------
                                                 11,065,946
                                               ------------

-----------------------------------------------------------
OTHER REVENUE - 0.8%
RECREATION - 0.8%
DC District of Columbia,
   Smithsonian Institute, Series 1997,
     5.000% 02/01/28                 1,000,000    1,028,390
FL Capital Trust Agency,
   Seminole Tribe Convention Center,
   Series 2002 A,
     10.000% 10/01/33                  500,000      568,655
                                               ------------
                                                  1,597,045
                                               ------------

-----------------------------------------------------------
RESOURCE RECOVERY - 1.2%
DISPOSAL - 0.6%
IL Development Finance Authority,
   Waste Management, Inc., Series 1997,
     5.050% 01/01/10                   500,000      514,930
MA State Industrial Finance Agency,
   Peabody Monofill Associates, Inc.,
   Series 1995,
     9.000% 09/01/05                   115,000      120,647
MI State Strategic Fund, Waste
   Management, Series 1995,
     5.200% 04/01/10                   500,000      522,765
                                               ------------
                                                  1,158,342
                                               ------------



See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
RESOURCE RECOVERY (CONTINUED)
RESOURCE RECOVERY - 0.6%
MA State Industrial Finance Agency,
   Ogden Haverhill Project,
   Series 1998 A,
     5.450% 12/01/12                $1,250,000  $ 1,220,625
                                               ------------

-----------------------------------------------------------
TAX-BACKED - 39.9%
LOCAL APPROPRIATED - 2.2%
CA Los Angeles County, Series 1999 A,
     (a) 08/01/21                    2,135,000      917,943
MN Hibbing Economic Development
   Authority, Series 1997,
     6.400% 02/01/12                   335,000      345,958
MO St. Louis Industrial Development
   Authority, St. Louis Convention
   Center, Series 2000,
     (a) 07/15/18                      300,000      158,340
TX Houston, Series 2000,
     6.400% 06/01/27                 1,000,000    1,153,370
TX Houston Independent School
   District, Public Facilities Corp.,
   Series 1998 A,
     (a) 09/15/13                    2,500,000    1,698,750
                                               ------------
                                                  4,274,361
                                               ------------
LOCAL GENERAL OBLIGATIONS - 18.3%
AK North Slope Borough, Series 2001 A,
     (a) 06/30/12                    2,000,000    1,439,940
CA Carlsbad Unified School District,
   Series 1997,
     (a) 05/01/22                    2,730,000    1,121,074
CA Las Virgenes Unified School District,
   Series 2001 C,
     (a) 11/01/22                    1,210,000      485,331
CA Modesto High School District,
   Stanislaus County, Capital Appreciation,
   Series 2002 A,
     (a) 08/01/19                    1,350,000      657,409
CA Vallejo City Unified School District,
   Series 2002 A,
     5.900% 08/01/25                 2,000,000    2,483,920
CA West Contra Costa Unified School
   District, Series 2001 B,
     6.000% 08/01/24                   250,000      314,718
CO El Paso County School District No. 11,
   Colorado Springs, Series 1996,
     7.125% 12/01/19                 1,870,000    2,517,207
CO Highlands Ranch Metropolitan
   District, Series 1996,
     6.500% 06/15/11                 1,375,000    1,720,029
IL Chicago:
   Series 1995 A-2,
     6.250% 01/01/14                 1,480,000    1,847,824
   Series 1999,
     5.500% 01/01/23                 1,000,000    1,181,240
   Series 2001 A,
     (a) 01/01/15                    3,000,000    1,885,260





                                           PAR        VALUE
-----------------------------------------------------------
IL Chicago Board of Education,
   Series 1998 B-1:
     (a) 12/01/11                   $1,000,000    $ 744,020
     (a) 12/01/21                    2,000,000      846,220
IL St. Clair County,
   Series 1999,
     (a) 10/01/16                    2,000,000    1,154,940
IL St. Clair County Public Building
   Commission, Series 1997 B,
     (a) 12/01/13                    2,000,000    1,351,040
IL Will County School District No. 17,
   Series 2001,
     8.500% 12/01/15                 1,400,000    2,094,820
MI Garden City School District,
   Series 2001,
     5.500% 05/01/16                   325,000      373,090
MI St. John's Public School, Series 1998,
     5.100% 05/01/25                 1,000,000    1,120,400
NY New York City:
   Series 1997 A,
     7.000% 08/01/07                 2,000,000    2,298,440
   Series 2003 J,
     5.500% 06/01/18                   500,000      541,970
OH Kenston Local School District,
   Series 2003,
     5.000% 12/01/23                 1,000,000    1,069,010
PA Erie, Series 2001 C,
     (a) 11/15/26                    2,000,000      648,360
TX Brenham, Certificates of Obligation,
   Series 2001,
     5.375% 08/15/16                 1,040,000    1,178,684
TX Dallas County Flood Control
   District, Series 2002,
     7.250% 04/01/32                   500,000      514,615
TX Houston Independent School District,
   Series 1999 A,
     4.750% 02/15/22                 5,000,000    5,107,450
TX La Joya Independent School District,
   Series 1998,
     5.500% 02/15/12                 1,000,000    1,124,390
                                               ------------
                                                 35,821,401
                                               ------------
SPECIAL NON-PROPERTY TAX - 4.8%
CA San Diego Redevelopment Agency,
   Capital Appreciation Tax Allocation
   Center, Series 2001,
     (a) 09/01/21                    3,725,000    1,586,850
FL Tampa Sports Authority,
   Tampa Bay Arena Project, Series 1995,
     5.750% 10/01/25                 1,000,000    1,223,140
NM Dona Ana County, Series 1998,
     5.500% 06/01/15                 1,000,000    1,203,360
NY New York City Transitional
   Finance Authority,
   Series 1998 A,
     5.000% 11/15/26                 1,960,000    2,051,689



See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL NON-PROPERTY TAX (CONTINUED)
NY State Local Government
   Assistance Corp.,
   Series 1993 E,
     5.000% 04/01/21                $3,000,000  $ 3,306,960
                                               ------------
                                                  9,371,999
                                               ------------
SPECIAL PROPERTY TAX - 0.7%
CA Contra Costa County Public Financing
   Authority, Series 1992 A,
     7.100% 08/01/22                   365,000      372,880
CA Huntington Beach Community
   Facilities District, Grand
   Coast Resort, Series 2001,
     6.450% 09/01/31                   300,000      313,686
FL Celebration Community Development
   District, Special Assessment,
   Series 2003 A,
     6.400% 05/01/34                   250,000      257,078
FL Double Branch Community
   Development District,
   Series 2002 A,
     6.700% 05/01/34                   335,000      345,395
FL Lexington Oaks Community
   Development District,
   Series 1998 B,
     5.500% 05/01/05                    10,000       10,108
                                               ------------
                                                  1,299,147
                                               ------------
STATE APPROPRIATED - 8.7%
IN State Office Building Commission,
   Women's Prison, Series 1995 B,
     6.250% 07/01/16                 2,820,000    3,597,700
KY State Property & Buildings
   Commission, Project No. 73,
   Series 2001,
     5.500% 11/01/14                   455,000      528,860
NY New York State Dormitory Authority:
   City University, Series 1993 A,
     5.750% 07/01/18                 5,000,000    6,120,300
   Mental Health Services,
   Series 1998 C,
     5.000% 02/15/11                 1,485,000    1,627,025
   State University,
   Series 2000 C,
     5.750% 05/15/17                 1,000,000    1,237,990
NY State Urban Development Corp.,
     5.600% 04/01/15                 1,000,000    1,191,320
UT State Building Ownership Authority,
   Facilities Master Lease,
   Series 1998 C,
     5.500% 05/15/19                 1,750,000    2,091,863
WV State Building Commission,
   Series 1998 A,
     5.375% 07/01/18                   500,000      588,510
                                               ------------
                                                 16,983,568
                                               ------------



                                           PAR        VALUE
-----------------------------------------------------------
STATE GENERAL OBLIGATIONS - 5.2%
CA State, Series 1995,
     5.750% 03/01/19                  $ 70,000     $ 74,883
DC District of Columbia,
   Series 1999 A,
     5.375% 06/01/18                   890,000      987,669
MA State, Series 1998 C,
     5.250% 08/01/17                 1,000,000    1,169,680
NJ State,
   Series 2001,
     5.250% 07/01/16                 2,000,000    2,360,260
PR Commonwealth of Puerto Rico,
   Aqueduct & Sewer Authority:
   Series 1995:
     6.250% 07/01/12                 1,000,000    1,260,400
     6.250% 07/01/13                   750,000      951,773
   Series 2001,
     5.500% 07/01/17                 1,000,000    1,212,170
TX State, Series 1999 ABC,
     5.500% 08/01/35                 2,000,000    2,214,020
                                               ------------
                                                 10,230,855
                                               ------------

-----------------------------------------------------------
TRANSPORTATION - 10.8%
AIR TRANSPORTATION - 1.9%
CA Los Angeles Regional Airport
   Improvement Corp.,
   American Airlines, Inc.,
   Series 2000 C,
     7.500% 12/01/24                   750,000      610,425
IL Chicago O'Hare International Airport,
   United Airlines, Inc., Series 2000 A,
     6.750% 11/01/11 (b)               800,000      103,376
KY Kenton County Airport Board,
   Delta Airlines, Inc.,
   Series 1992 A:
     7.500% 02/01/12                   250,000      215,180
     7.500% 02/01/20                   200,000      163,506
MN Minneapolis & St. Paul
   Metropolitan Airport Commission,
   Northwest Airlines,
   Series 2001 A,
     7.000% 04/01/25                   350,000      251,118
NC Charlotte, US Airways, Inc.:
   Series 1998,
     5.600% 07/01/27 (f)               500,000      351,975
   Series 2000,
     7.750% 02/01/28 (f)               500,000      366,465
NY Port Authority of New York &
   New Jersey, JFK International
   Air Terminal, Series 1997,
     6.250% 12/01/08                 1,000,000    1,170,200
TX Houston Industrial Development
   Corp., Air Cargo, Perot Development,
   Series 2002,
     6.000% 03/01/23                   400,000      410,456
                                               ------------
                                                  3,642,701
                                               ------------




See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
TRANSPORTATION (CONTINUED)
AIRPORTS - 2.5%
 MA State Port Authority:
   Series 1998 D,
     5.000% 07/01/28                $2,500,000  $ 2,580,975
   Series 1999, IFRN,
     9.870% 07/01/29 (g)             1,000,000    1,233,500
MN Minneapolis-St. Paul Metropolitan
   Airport Commission, Series 1998,
     5.250% 01/01/13                 1,000,000    1,093,110
                                               ------------
                                                  4,907,585
                                               ------------
TOLL FACILITIES - 4.1%
CA Foothill/Eastern Transportation
   Corridor Agency, Series 1995 A,
     5.000% 01/01/35                 1,000,000      961,600
CA San Joaquin Hills Transportation
   Corridor Agency, Series 1997 A,
     (a) 01/15/15                    2,000,000    1,253,440
CO State Public Highway Authority,
   E-470, Series 1997 B,
     (a) 09/01/11                    2,000,000    1,502,000
MA State Turnpike Authority,
   Series 1999 A:
     4.750% 01/01/34                 1,850,000    1,877,101
     5.000% 01/01/39                 1,000,000    1,029,910
NH State Turnpike Systems,
   Series 1991 C, IFRN,
     12.111% 11/01/17 (g)            1,000,000    1,350,560
                                               ------------
                                                  7,974,611
                                               ------------
TRANSPORTATION - 2.3%
IL Regional Transportation Authority,
   Series 1994 C,
     7.750% 06/01/20                 1,000,000    1,460,980
NV State Department of Business &
   Industry, Las Vegas Monorail Project,
   Series 2000:
     7.375% 01/20/30                   250,000      232,507
     7.375% 01/01/40                   250,000      229,830
NY Metropolitan Transportation Authority,
   Series 2002 A,
     5.000% 11/15/30                 1,465,000    1,539,334
OH Toledo-Lucas County Port Authority,
   CSX Transportation, Inc., Series 1992,
     6.450% 12/15/21                 1,000,000    1,085,130
                                               ------------
                                                  4,547,781
                                               ------------

-----------------------------------------------------------
UTILITIES - 15.6%
INDEPENDENT POWER PRODUCERS - 0.6%
MI Midland County Economic
   Development Corp.,
   Series 2000,
     6.875% 07/23/09                   600,000      614,238
NY New York City Industrial
   Development Agency, Brooklyn
   Navy Yard Partners, Series 1997,
     5.650% 10/01/28                   200,000      185,058




                                           PAR        VALUE
-----------------------------------------------------------
PR Commonwealth of Puerto Rico
   Industrial, Educational, Medical &
   Environmental Cogeneration
   Facilities, AES Project,
   Series 2000,
     6.625% 06/01/26                 $ 325,000  $   342,570
                                               ------------
                                                  1,141,866
                                               ------------
INVESTOR OWNED - 6.2%
AZ Maricopa County Pollution
   Control Revenue,
   El Paso Electric Co.,
   Series 2002 A,
   6.250% 05/01/37                     500,000      507,590
IN Petersburg, Indiana Power & Light Co.,
   Series 1993 B,
     5.400% 08/01/17                 2,500,000    2,923,000
MI State Strategic Fund,
   Detroit Edison Co.,
   Series 1998 A,
     5.550% 09/01/29                 3,000,000    3,199,590
MS State Business Finance Corp.,
   Systems Energy Resources Project,
   Series 1998,
     5.875% 04/01/22                 1,000,000      997,080
MT Forsyth Pollution Control,
   Portland General, Series 1998 A,
   5.200% 05/01/33                     150,000      153,675
OH State Air Quality Development
   Authority, Cleveland
   Electric Illumination,
   Series 2002 A,
     6.000% 12/01/13                   850,000      894,948
TX Brazos River Authority,
   Pollution Control,
   TXU Electric Co.:
   Series 1999,
     7.700% 04/01/33                   250,000      276,505
   Series 2001,
     5.750% 05/01/36                   500,000      510,335
TX Matagorda County Navigation
   District No.1, Houston Light &
   Power Co., Series 1997,
     5.125% 11/01/28                 2,000,000    2,116,340
WY Converse County Pollution Control,
   Pacificorp, Series 1988,
   3.900% 01/01/14                     500,000      500,415
                                               ------------
                                                 12,079,478
                                               ------------
JOINT POWER AUTHORITY - 2.7%
MA Municipal Wholesale Electric Co.,
   Power Supply System, Project 6-A,
     5.250% 07/01/14                 1,000,000    1,141,810
NC Eastern Municipal Power Agency,
   Series 2003,
     5.500% 01/01/16 (h)               285,000      301,969



See notes to investment portfolio.

May 31, 2003 (Unaudited)

MUNICIPAL BONDS (CONTINUED)                PAR        VALUE
-----------------------------------------------------------
UTILITIES (CONTINUED)
JOINT POWER AUTHORITY (CONTINUED)
NC State Municipal Power Agency,
   Catawba Electric No. 1:
   Series 1998 A,
     5.500% 01/01/15               $   640,000  $   761,037
   Series 2003 A,
     5.250% 01/01/18                 2,500,000    2,810,250
OH Municipal Electricity
   Generation Agency,
   Series 2001,
     (a) 02/15/30                    1,000,000      281,720
                                               ------------
                                                  5,296,786
                                               ------------
MUNICIPAL ELECTRIC - 2.0%
CA State Water Resources Authority,
   Series 2002 A,
     5.500% 05/01/14                 1,000,000    1,172,000
NC University of North Carolina at
   Chapel Hill,
     (a) 08/01/14                    1,000,000      655,450
NE Public Power District, Series 1998 A,
     5.250% 01/01/11                   500,000      560,670
TN Metropolitan Government, Nashville
   & Davidson Counties, Series 1996 A,
     (a) 05/15/09                    1,825,000    1,544,643
                                               ------------
                                                  3,932,763
                                               ------------
WATER & SEWER - 4.1%
GA Atlanta, Series 1993,
     5.500% 11/01/22 (i)             1,000,000    1,184,680
MA State Water Resources Authority,
   Series 1998 A,
     4.750% 08/01/27                 3,000,000    3,040,290
MS Five Lakes Utility District,
     8.250% 07/15/24                   140,000      137,705
NY New York City Municipal
   Water Finance Authority,
   Water & Sewer System,
   Capital Appreciation, Series 1998 D,
     (a) 06/15/20                    3,900,000    1,885,689
WA King County, Series 1999,
     5.250% 01/01/30                 1,750,000    1,867,495
                                               ------------
                                                  8,115,859
                                               ------------
TOTAL MUNICIPAL BONDS
     (cost of $172,463,036)                     190,394,726
                                               ------------

MUNICIPAL PREFERRED STOCK - 0.3%        SHARES
-----------------------------------------------------------
HOUSING - 0.3%
MULTI-FAMILY - 0.3%
Charter Municipal Mortgage
   Acceptance Co.,
     7.600% 11/30/50 (d)               500,000      566,360
      (cost of $500,000)                       ------------




PURCHASED PUT OPTION - 0.1%                PAR        VALUE
-----------------------------------------------------------
U.S. Treasury Notes,
   Strike Price $46.875,
     Expires 08/31/03                $ 194,000   $   90,937
     (cost of $164,754)                        ------------


SHORT-TERM OBLIGATIONS - 1.6%
-----------------------------------------------------------
VARIABLE RATE DEMAND NOTES (j) - 1.6%
ID Health Facilities Authority Revenue,
   St. Luke's Regional Medical Center,
     1.300% 05/01/22                   700,000      700,000
IL Health Facilities Authority,
   OSF Healthcare System,
   Series 2002,
     1.300% 11/15/27                 1,400,000    1,400,000
MN Brooklyn Center,
   Brookdale Corp. III,
   Series 2001,
     1.300% 12/01/07                   200,000      200,000
MS Jackson County Pollution Control,
   Chevron USA, Inc.,
   Series 1993,
     1.250% 06/01/23                   600,000      600,000
NM Farmington Pollution Control,
   Arizona Public Service,
   Series 1994 A,
     1.300% 05/01/24                   100,000      100,000
OK Development Finance Authority,
   Continuing Care Community,
   Series 2002 C,
     1.350% 02/01/12                   200,000      200,000
                                               ------------

TOTAL SHORT TERM OBLIGATIONS
     (cost of $3,200,000)                         3,200,000
                                               ------------

TOTAL INVESTMENTS - 99.4%
     (cost of $176,327,790)(k)                  194,252,023
                                               ------------

OTHER ASSETS & LIABILITIES, NET - 0.6%            1,244,104
-----------------------------------------------------------
NET ASSETS* - 100.0%                           $195,496,127
                                               ============




See notes to investment portfolio.

May 31, 2003 (Unaudited)


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Zero coupon bond.
(b) As of May 31, 2003, the Trust held securities of certain issuers that have filed for bankruptcy protection under Chapter 11, representing 0.3% of net assets. These issuers are in default of certain debt covenants. Income is not being accrued.
(c) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At May 31, 2003, the value of this security amounted to $457,640, which represents 0.2% of net assets.

    Additional information on this restricted security is as follows:

                                      Acquisition    Acquisition
    Security                             Date           Cost
----------------------------------------------------------------
    MN White Bear Lake,
      Birch Lake Townhouse Project,
      Series 1989 B,
      (a) 07/15/19                        07/19/89  $ 675,000


(d) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2003, the value of these securities amounted to $794,877, which represents 0.4% of net assets.
(e) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(f) This issuer is in default of certain debt covenants. Income is being fully accrued.
(g) Interest rates on variable rate securities change periodically. The rate listed is as of May 31, 2003.
(h) Settlement of this security is on a delayed delivery basis.
(i) This security, or a portion thereof with a market value of $710,808, is being used to collateralize open futures contracts.
(j) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of May 31, 2003.
(k) Cost for federal income tax purposes is $176,087,214.

Short futures contracts open at May 31, 2003:

                          PAR VALUE                UNREALIZED
                         COVERED BY   EXPIRATION  DEPRECIATION
         TYPE             CONTRACTS      MONTH     AT 05/31/03
--------------------------------------------------------------
10 Year Municipal
  Bond Index            $ 1,200,000     Jun-03      $(52,566)
10 Year U.S. Treasury
  Note                  43,000,000      Sept-03      (36,086)
                                                    --------
                                                    $(88,652)
                                                    =========


            ACRONYM                       NAME
-----------------------------------------------------------
             IFRN              Inverse Floating Rate Note

*  Net assets represent both Common Shares and Auction Preferred Shares.



See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2003 (Unaudited)


ASSETS:
Investments, at cost                           $176,327,790
                                               ------------
Investments, at value                          $194,252,023
Cash                                                  8,804
Receivable for:
   Investments sold                                 579,150
   Interest                                       2,749,383
   Futures variation margin                          28,750
Deferred Trustees' compensation plan                  5,480
Other assets                                         14,628
                                               ------------
   Total Assets                                 197,638,218
                                               ------------

LIABILITIES:
Payable for:
   Investments purchased                          1,041,970
   Investments purchased on a delayed
      delivery basis                                297,047
   Distributions-- common shares                    661,768
   Distributions-- preferred shares                  10,777
   Management fee                                   104,876
   Pricing and bookkeeping fees                       1,924
   Reports to shareholders                           18,249
Deferred Trustees' fees                               5,480
                                               ------------
   Total Liabilities                              2,142,091
                                               ------------

Auction Preferred Shares (2,400 shares issued and
   outstanding at $25,000 per share)           $ 60,000,000
                                               ------------

COMPOSITION OF NET ASSETS
   APPLICABLE TO COMMON SHARES:
Paid-in capital -- common shares               $126,993,094
Undistributed net investment income                 761,239
Accumulated net realized loss                   (10,093,787)
Net unrealized appreciation (depreciation) on:
   Investments                                   17,924,233
   Futures contracts                                (88,652)
                                               ------------
Net assets at value applicable to 11,509,000
   common shares of beneficial interest
   outstanding                                 $135,496,127
                                               ============

Net asset value per common share               $      11.77
                                               ============




STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2003 (Unaudited)


INVESTMENT INCOME:
Interest                                        $ 5,169,068
                                               ------------

EXPENSES:
Management fee                                      616,331
Pricing and bookkeeping fees                         43,522
Trustees' fees                                        4,834
Preferred shares remarketing commissions             74,880
Custody fee                                           3,147
Other expenses                                       68,532
                                               ------------
   Total Expenses                                   811,246
Custody earnings credit                                (158)
                                               ------------

   Net Expenses                                     811,088
                                               ------------
Net Investment Income                             4,357,980
                                               ------------


NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                    2,007,212
   Futures contracts                             (3,435,382)
                                               ------------
      Net realized loss                          (1,428,170)
                                               ------------
Net change in unrealized appreciation/
   depreciation on:
   Investments                                   10,011,711
   Futures contracts                               (274,183)
                                               ------------
      Net change in unrealized
         appreciation/depreciation                9,737,528
                                               ------------
Net Gain                                          8,309,358
                                               ------------
Net Increase in Net Assets from Operations       12,667,338
                                               ------------


LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                         (337,005)
                                               ------------
Net Increase in Net Assets from Operations
   Applicable to Common Shares                  $12,330,333
                                               ------------




See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                 (UNAUDITED)
                                                                                                 SIX MONTHS
                                                                                                    ENDED           YEAR ENDED
                                                                                                   MAY 31,         NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                                                  2003               2002
--------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
Net investment income                                                                          $ 4,357,980        $ 9,004,083
Net realized loss on investments and futures contracts                                          (1,428,170)        (1,289,037)
Net change in unrealized appreciation/depreciation on investments and futures contracts          9,737,528            654,972
                                                                                               -----------        -----------
Net Increase from Operations                                                                    12,667,338          8,370,018
                                                                                               -----------        -----------

LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                                                                        (337,005)          (870,588)
                                                                                               -----------        -----------
Increase in Net Assets from Operations Applicable to Common Shares                              12,330,333          7,499,430
                                                                                               -----------        -----------

LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                                      (3,884,290)        (7,722,539)
                                                                                               -----------        -----------
Total Increase (Decrease) in Net Assets Applicable to Common Shares                              8,446,043           (223,109)

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of period                                                                            127,050,084        127,273,193
                                                                                               -----------        -----------
End of period (including undistributed net investment income of
   $761,239 and $624,554, respectively)                                                       $135,496,127       $127,050,084
                                                                                              ============       ============

NUMBER OF TRUST SHARES:
Common Shares:
   Outstanding at end of period                                                                 11,509,000         11,509,000
                                                                                               -----------        -----------
Preferred Shares:
   Outstanding at end of period                                                                      2,400              2,400
                                                                                               -----------        -----------



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2003 (Unaudited)


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Colonial Investment Grade Municipal Trust (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, closed-end management investment company. The Trust's investment goal is to seek as high a level of after-tax total return as is consistent with prudent risk, by pursuing current income generally exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Trust is authorized to issue an unlimited number of common shares of beneficial interest and 2,400 Auction Preferred Shares ("APS").

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES:
Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Premium and discount are being amortized and accreted, respectively, for all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to common shareholders are recorded on the ex-date.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2003 was 1.19%. For the six months ended May 31, 2003, the Trust declared dividends to Auction Preferred shareholders amounting to $337,005 representing an average APS dividend rate of 1.13%.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The following capital loss carryforwards, determined as of November 30, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

              YEAR OF                 CAPITAL LOSS
            EXPIRATION                CARRYFORWARD
            ----------                ------------
               2003                    $  172,808
               2004                     1,454,485
               2008                     3,464,384
               2010                     1,238,884
                                       ----------
                                       $6,330,561
                                       ==========

May 31, 2003 (Unaudited)


3. FEE AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
On April 1, 2003, Colonial Management Associates, Inc. ("Colonial"), the previous investment advisor to the Trust merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Colonial with respect to the Trust. The merger did not change the way the Trust is managed, the investment personnel assigned to manage the Trust or the fees paid by the Trust to Columbia.

Columbia is the investment advisor of the Trust and furnishes accounting and other services and office facilities for a fee to be paid monthly at the annual rate of 0.65% of the Trust's average weekly net assets, including assets applicable to the APS.

PRICING AND BOOKKEEPING FEES:
Columbia is responsible for providing pricing and bookkeeping services to the Trust under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Trust, Columbia receives from the Trust an annual flat fee of $10,000, paid monthly, and in any month that the Trust's average weekly net assets, including assets applicable to the APS, are more than $50 million, a monthly fee equal to the average weekly net assets, including assets applicable to the APS, of the Trust for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended May 31, 2003, the annualized net asset based fee rate was 0.033%. The Trust also pays out-of-pocket costs for pricing services.

OTHER:
The Trust pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Trust's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

The Trust has an agreement with its custodian bank under which $158 of custody fees were reduced by balance credits for the six months ended May 31, 2003. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PREFERRED SHARES
The Trust currently has outstanding 2,400 APS. The APS are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS Agreement and in accordance with the guidelines prescribed by the APS' rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the APS. At May 31, 2003, there were no such restrictions on the Trust.

NOTE 5. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
For the six months ended May 31, 2003, purchases and sales of investments, other than short-term obligations, were $13,930,136 and $18,180,098, respectively.

Unrealized appreciation (depreciation) at May 31, 2003, based on cost of investments for federal income tax purposes, was:

   Gross unrealized appreciation                $22,989,528
   Gross unrealized depreciation                 (4,824,719)
                                                -----------
      Net unrealized appreciation               $18,164,809
                                                ===========

FUTURES CONTRACTS AND OPTIONS:
The Trust may invest in municipal and U.S. Treasury futures contracts. The Trust will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Trust's Statement of Assets and Liabilities at any given time.

May 31, 2003 (Unaudited)


Upon entering into a futures contract, the Trust deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Trust equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Trust recognizes a realized gain or loss when the contract is closed or expires.

The Trust may write call and put options on futures it owns or in which it may invest. Writing put options tends to increase the Trust's exposure to the underlying instrument. Writing call options tends to decrease the Trust's exposure to the underlying instrument. When the Trust writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future transaction to determine the realized gain or loss. The Trust as a writer of an option has no control over whether the underlying future may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future underlying the written option. There is the risk the Trust may not be able to enter into a closing transaction because of an illiquid market.

The Trust may also purchase put and call options. Purchasing call options tends to increase the Trust's exposure to the underlying instrument. Purchasing put options tends to decrease the Trust's exposure to the underlying instrument. The Trust pays a premium which is included in the Trust's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future transaction to determine the realized gain or loss.

Refer to the Trust's Investment Portfolio for a summary of open futures contacts at May 31, 2003.

OTHER:
The Trust had greater than 10% of its net assets, at May 31, 2003, invested in issuers located in New York and Texas.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):


                                       (UNAUDITED)
                                       SIX MONTHS                                             PERIOD
                                          ENDED            YEAR ENDED NOVEMBER 30,             ENDED       YEAR ENDED DECEMBER 31,
                                         MAY 31,     -----------------------------------     NOVEMBER 30, ------------------------
                                          2003         2002         2001          2000       1999 (a)       1998         1997
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD $   11.04     $   11.06     $   10.55     $   10.31     $   11.49     $   11.43     $   10.87
                                     ---------     ---------     ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                     0.38(b)       0.78(b)(c)    0.75(b)       0.81(d)       0.58          0.60          0.62
Net realized and unrealized gain (loss)
   on investments and futures contracts   0.72         (0.05)(c)      0.52          0.27         (1.12)         0.07          0.58
                                     ---------     ---------     ---------     ---------     ---------     ---------     ---------
   Total from Investment Operations       1.10          0.73          1.27          1.08         (0.54)         0.67          1.20
                                     ---------     ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income               (0.03)        (0.08)        (0.16)        (0.22)        (0.05)           --            --
                                     ---------     ---------     ---------     ---------     ---------     ---------     ---------
   Total from Investment Operations
      Applicable to Common Shareholders   1.07          0.65          1.11          0.86         (0.59)         0.67          1.20
                                     ---------     ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS DECLARED
   TO COMMON SHAREHOLDERS:
From net investment income               (0.34)        (0.67)        (0.60)        (0.60)        (0.52)        (0.61)        (0.64)
In excess of net investment income          --            --            --            --            --            --(e)         --
                                     ---------     ---------     ---------     ---------     ---------     ---------     ---------
   Total Distributions Declared
      to Common Shareholders             (0.34)        (0.67)        (0.60)        (0.60)        (0.52)        (0.61)        (0.64)
                                     ---------     ---------     ---------     ---------     ---------     ---------     ---------
LESS SHARE TRANSACTIONS:
Commission and offering
   costs -- preferred shares                --            --            --         (0.02)        (0.07)           --            --
                                     ---------     ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD       $   11.77     $   11.04     $   11.06     $   10.55     $   10.31     $   11.49     $   11.43
                                     =========     =========     =========     =========     =========     =========     =========
Market price per share --
    common shares                    $   10.80     $   10.09     $   10.87     $    8.92     $    9.06     $   11.19     $   10.56
                                     =========     =========     =========     =========     =========     =========     =========
Total return -- based on market
   value -- common shares (f)           10.57%(g)    (1.10)%        29.28%         5.20%      (14.64)%(g)     11.94%        10.76%
                                     =========     =========     =========     =========     =========     =========     =========
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (h)(i)                          1.25%(j)      1.28%         1.28%         1.31%         1.03%(j)      0.77%         0.83%
Net investment income before preferred
   stock dividend (h)(i)                 6.70%(j)      7.06%(c)      6.80%         7.91%         5.75%(j)      5.24%         5.63%
Net investment income after preferred
   stock dividend (h)(i)                 6.19%(j)      6.38%(c)      5.38%         5.80%         5.26%(j)      5.24%         5.63%
Portfolio turnover rate                     7%(g)        10%           31%           23%           25%(g)        24%           21%
Net assets, end of period (000's)--
   common shares                     $ 135,496     $ 127,050     $ 127,273     $ 121,366     $ 118,660     $ 132,242     $ 131,503

(a)The Trust changed its fiscal year end from December 31 to November 30.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002, was to increase net investment income per share by $0.01, increase net realized and unrealized loss per share by $0.01, increase the ratio of net investment income to average net assets from 6.98% to 7.06% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 6.30% to 6.38%. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.
(e)Rounds to less than $0.01 per share.
(f)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(g)Not annualized.
(h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(i)Ratios reflect average net assets available to common shares only.
(j)Annualized.


ASSET COVERAGE REQUIREMENTS
                                                                         INVOLUNTARY
                                                 ASSET                   LIQUIDATING                 AVERAGE
                   TOTAL AMOUNT                 COVERAGE                 PREFERENCE               MARKET VALUE
                    OUTSTANDING                 PER SHARE                 PER SHARE                 PER SHARE
---------------------------------------------------------------------------------------------------------------
05/31/03 *         $60,000,000                   $81,457                    $25,004                   $25,000
11/30/02            60,000,000                    77,937                     25,000                    25,000
11/30/01            60,000,000                    78,030                     25,005                    25,000
11/30/00            60,000,000                    75,569                     25,009                    25,000
11/30/99**          60,000,000                    74,444                     25,003                    25,000

*  Unaudited.
** On August 26, 1999, the Trust began offering Auction Preferred Shares.

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):


                                                                                      YEAR ENDED DECEMBER 31,
                                                                 -----------------------------------------------------------------
                                                                     1996         1995         1994         1993         1992
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $   11.05    $     9.93     $   11.05     $   10.96     $   11.09
                                                                 ---------    ----------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                 0.63          0.64          0.67          0.79          0.85
Net realized and unrealized gain (loss) on
   investments and futures contracts                                 (0.19)         1.11         (1.12)         0.09         (0.13)
                                                                 ---------    ----------     ---------     ---------     ---------
   Total Income from Investment Operations                            0.44          1.75         (0.45)         0.88          0.72
                                                                 ---------    ----------     ---------     ---------     ---------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                           (0.62)        (0.63)        (0.67)        (0.79)        (0.85)
                                                                 ---------    ----------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                                   $   10.87     $   11.05     $    9.93     $   11.05     $   10.96
                                                                 =========    ==========     =========     =========     =========
Market price per share -- common shares                          $   10.13     $    9.88     $    9.25     $   10.75     $   11.75
                                                                 =========    ==========     =========     =========     =========
Total return - based on market value -- common shares (a)            9.06%        13.87%       (8.12)%       (2.16)%         7.43%
                                                                 =========    ==========     =========     =========     =========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (b)                                                         0.88%         1.08%         0.94%         0.87%         0.86%
Net investment income (b)                                            5.80%         6.08%         6.46%         7.08%         7.76%
Portfolio turnover rate                                                20%           37%           34%           35%           18%
Net assets, end of period (000's) - common shares                $ 125,125     $ 127,118     $ 114,260     $ 127,213     $ 126,169

(a)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(b)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

SHAREHOLDER MEETING RESULTS


RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 21, 2003, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the items listed on the Trust's Proxy Statement for said Meeting. On February 28, 2003, the record date for the Meeting, the Trust had 11,509,000 common shares outstanding. The votes cast were as follows:


     PROPOSAL 1.
     ELECTION OF TRUSTEES:                    FOR                 AGAINST
 ----------------------------           ---------------        -------------
     Janet Langford Kelly                 10,322,219              160,838
     Joseph R. Palombo                    10,329,021              154,036


On February 28, 2003, the record date for the Meeting, the Trust had 2,400 preferred shares outstanding. The votes cast were as follows:


     PROPOSAL 1.
     ELECTION OF TRUSTEES:                    FOR                WITHHELD
 ---------------------------            ---------------       -------------
     Douglas A. Hacker                       2,396                   0
     Janet Langford Kelly                    2,396                   0
     Joseph R. Palombo                       2,396                   0
     Thomas E. Stitzel                       2,396                   0

DIVIDEND REINVESTMENT PLAN


COLONIAL INVESTMENT GRADE MUNICIPAL TRUST

Pursuant to the Trust's Dividend Reinvestment Plan (the "Plan"), all shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional shares of the Trust by EquiServe Trust Company, N.A. (the "Plan Agent") unless a shareholder elects to receive cash. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or the nominee or the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to shareholders who elect not to participate in the Plan will be paid by check mailed directly to the shareholder of record on the record date therefore by the Plan Agent as the dividend disbursing agent.

Non-participants in the Plan will receive distributions in cash. Distributions payable to participants in the Plan will be applied by the Plan Agent, acting as agent for Plan participants, to the purchase of shares of the Trust. Such shares will be purchased by the Plan Agent at the then current market price of such shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to his account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder's notice of election to withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting distributions. The Plan Agent's fees for the handling of the reinvestment of distributions will be paid by the Trust. Each participant in the Plan will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. Purchase orders from the participants in the Plan may be combined with those of other participants and the price paid by any particular participant may be the average of the price paid on various orders executed on behalf of groups of participants in the Plan.

The automatic reinvestment of distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed to EquiServe Trust Company, N.A., by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-730-6001.

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


                       This page intentionally left blank.

TRANSFER AGENT

--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial Investment Grade Municipal Trust is:

EquiServe Trust Company, N.A.
150 Royall Street
Canton, MA  02021

The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the trust may speak to a representative at 800-426-3750.

This report has been prepared for shareholders of Colonial Investment Grade Municipal Trust.

COLONIAL INVESTMENT GRADE MUNICIPAL TRUST      SEMIANNUAL REPORT


                                                130-03/241O-0503 (07/03) 03/1844

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of June 20, 2003, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Colonial Investment Grade Municipal Trust
            -----------------------------------------------------------

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    August 6, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    August 6, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date    August 6, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.